Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of income (loss) before income tax
	For the year ended December 31,
	2014	2013	2012

Non-PRC	$(1,336)	$(65)	$(527)
PRC	2,458	8,210	(19,106)
Total	$1,122	$8,145	$(19,633)

Schedule of income taxes attributed to the operations in China
	For the year ended December 31,
	2014	2013	2012

Current	$(1,620)	$—	$867
Deferred	162	2,225	17
Total income tax benefit (expense)	$(1,458)	$2,225	$884

Reconciliation of income taxes at the statutory income tax rate in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of comprehensive income (loss)

	For the year ended December 31,
	2014	2013	2012
Income (loss) before income tax expense and non-controlling interests	$1,122	$8,145	$(19,633)
Income tax (expense) benefit at the PRC statutory rate	(281)	(2,036)	4,909
International tax rate differential	(334)	(16)	(40)
Change in unrecognized tax benefits	(282)	(25)	147
Other adjustments	(79)	228	59
Permanent differences	362	412	904
Effect of preferential tax treatment	901	1,573	(648)
Change in valuation allowance	(1,639)	2,089	(5,314)
Effect of PRC withholding tax	(106)	—	867
Income tax benefit (expense)	$(1,458)	$2,225	$884

Schedule of deferred tax assets

	December 31,
	2014	2013
Accrued expenses	$2,413	$1,982
Inventories	388	729
Prepaid expenses and deposits	(6)	—
Deferred government grants	12	—
Tax losses carried forward	—	485
Less: valuation allowance	(541)	(594)
Deferred tax assets, current portion	$2,266	$2,602

Fixed assets	1,493	576
Deferred government grants	428	—
Tax losses carried forward	10,805	10,060
Less: valuation allowance	$(12,211)	$(10,519)
Deferred tax assets,non-current portion	$515	$117

Schedule of unrecognized tax benefits

	For the year ended December 31,
	2014	2013	2012
Balance at January 1	$370	$345	$198
Additions for tax positions of the current year	168	25	147
Lapse of statute of limitations	(56)	—	—
Balance at December 31	$482	$370	$345